Risk management (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding

The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2023	2022
Balance, beginning of year	$6.2	$(2.4)
Unrealized gain (loss) on financial instruments:
Oil	-	4.0
Natural gas	6.1	4.6
Electricity	(0.5)	-
Total fair value, end of year	$11.8	$6.2

Current asset portion	$11.3	$6.2
Current liability portion	(0.5)	-

Non-current asset portion	1.0	-
Non-current liability portion	$-	$-

Schedule of Financial Instruments Outstanding

Obsidian Energy had the following financial instruments outstanding as at December 31, 2023. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits our credit risk by executing counterparty risk procedures which include transacting only with institutions within our syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional Volume	Remaining Term	Price	Fair value (millions)
AECO
AECO Swap	32,749 mcf/d	January - March 2024	$3.35/mcf	$4.1
AECO Swap	43,365 mcf/d	April 2024 - October 2024	$2.52/mcf	6.4
AECO Swap	14,929 mcf/d	November 2024 - March 2025	$3.74/mcf	1.4
AECO Collar	4,976 mcf/d	November 2024 - March 2025	$3.43/mcf - $4.11/mcf	0.4

Electricity
Power Swap	144 MWh/d	January - December 2024	$92.83/MWh	(0.5)

Total				$11.8

Disclosure Details Of Financial Contracts One

Subsequent to December 31, 2023, the Company entered into the following additional financial hedges:

	Notional Volume	Remaining Term	Price
Oil
WCS Differential	750 bbl/d	April 2024 - June 2024	($18.80)/bbl

Components of Risk Management on Consolidated Statements of Income

The components of risk management on the Consolidated Statements of Income are as follows:

	Year ended December 31
	2023	2022
Realized
Settlement of oil contracts gain (loss)	$2.2	$(25.5)
Settlement of natural gas contracts gain (loss)	15.5	(6.4)
Total realized risk management gain (loss)	$17.7	$(31.9)

Unrealized
Oil contracts gain	$-	$4.0
Natural gas contracts gain	6.1	4.6
Total unrealized risk management gain	6.1	8.6
Risk management gain (loss)	$23.8	$(23.3)

The components of risk management within Expenses on the Consolidated Statements of Income are as follows:

	Year ended December 31
	2023	2022
Unrealized
Electricity contracts loss	$(0.5)	$-
Total unrealized risk management loss	(0.5)	-
Risk management loss	$(0.5)	$-

Disclosure of Detailed Information about Accounts Receivable	As at December 31, the following accounts receivable amounts were outstanding:

	Current	30-90 days	90+ days	Total
2023	$63.0	$5.7	$1.3	$70.0
2022	$76.5	$5.1	$1.0	$82.6

Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities

The following table outlines estimated future obligations for non-derivative financial liabilities as at December 31, 2023:

	Long-term debt	Accounts payable & accrued liabilities	Share-based compensation accrual	Total
2024	$-	$163.9	$29.6	$193.5
2025	107.5	-	1.5	109.0
2026	-	-	1.1	1.1
2027	117.4	-	-	117.4
2028	-	-	-	-
Thereafter	$-	$-	$-	$-